Consolidated Statement of Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Stockholders' Equity [Abstract]
Brink's common shareholders per share declared (dollars per share)	$ 0.40	$ 0.40	$ 0.40